RETIREMENT PLAN - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 01, 2006	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan [Line Items]
Employee minimum age	21 years
Percent of employer contribution	100.00%
Percent of employee contribution that employer will match	4.00%
Employer discretionary contribution amount		$ 31,423	$ 0
Employees Hired Before January 1, 2010
Defined Contribution Plan [Line Items]
Annual vesting percentage	100.00%
Employees Hired After January 1, 2010
Defined Contribution Plan [Line Items]
Annual vesting percentage	33.33%
Defined Contribution Plan Vesting Period	3 years